Note 3 - Fair Values of Financial Instruments (Details)	Dec. 31, 2015
Note 3 - Fair Values of Financial Instruments (Details) [Line Items]
Fair Value Hierarchy Number of Input Levels	3
Private Equity Investment [Member]
Note 3 - Fair Values of Financial Instruments (Details) [Line Items]
Number of Level 3 Investments Reported at Fair Value	1